Rule 497(e)
                                                           33-84450 and 811-8782

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


Montgomery Variable Series:
Growth Fund

The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)

Shares of Montgomery Variable Series: Growth Fund, a separate series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policyholders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this prospectus. Please refer to the prospectuses related to those contracts.


The Fund is managed by Montgomery Asset Management, LLC (the "Manager"), a subsidiary of Commerzbank AG. Montgomery Variable Series: Growth Fund (the "Growth Fund") seeks capital appreciation by investing primarily in equity securities, usually common stock, of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more. As with all mutual funds, attainment of the Fund's investment objective cannot be ensured.

This prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing in an Account or a subaccount of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund. Please read it and retain it for future reference. A Statement of Additional Information dated April 30, 1998, as may be revised, has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863) or the insurance company whose Account invests in the Fund.

Prospectus
April 30, 1998


TABLE OF CONTENTS

Financial Highlights                                   2
The Fund's Investment Objective and Policies           2
Portfolio Securities                                   3
Other Investment Practices                             4
Risk Considerations                                    7
Management of the Fund                                 8
How to Invest in the Fund                              10
How to Redeem an Investment in the Fund                10
Exchange Privileges and Restrictions                   10
How Net Asset Value Is Determined                      10
Dividends and Distributions                            11
Taxation                                               11
General Information                                    11


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                         Montgomery Variable Series: Growth Fund
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                              Financial Highlights
                       Selected Per-Share Data and Ratios

         The following financial information for the period ended December 31, 1997, was audited by Price Waterhouse LLP, whose report, dated February 11, 1998, appears in the 1997 Annual Report of the Fund. The information for the period ended December 31, 1996, was audited by other independent accountants whose report is not included herein.

                                                                                      MONTGOMERY VARIABLE SERIES:
                                                                                              GROWTH FUND
                                                                                      ---------------------------
Selected Per-Share Data for the Period Ended December 31:                              1997                 1996 (a)


Net asset value--beginning of period                                             $     12.33            $    10.08
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   0.16                  0.15
Net realized and unrealized gain on investments                                         3.35                  2.59
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment
      operations                                                                        3.51                  2.74
-------------------------------------------------------------------------------------------------------------------
Distributions:
   Distributions from net investment income                                            (0.16)                (0.15)
   Distributions from net realized gains on investments                                (0.59)                (0.34)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (0.75)                (0.49)
-------------------------------------------------------------------------------------------------------------------
Net asset value--end of period                                                   $     15.09            $    12.33
                                                                                 ===========            ==========
-------------------------------------------------------------------------------------------------------------------
Total return*                                                                          28.57%                27.22%
                                                                                 ===========            ==========
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000's)                                             $ 12,597               $ 2,127
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                    1.74%                2.55%+
-------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets, including                            0.35%                0.01%+
    interest expense
-------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets, excluding                            0.34%**             --
    interest expense
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                53%                   78%
-------------------------------------------------------------------------------------------------------------------
Average commission rate paid++                                                   $      0.0586          $    0.0520
-------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
    absorption of expenses by Manager                                            $      0.01            $   (0.27)
-------------------------------------------------------------------------------------------------------------------
Operating expense ratio before deferral of fees and
    absorption of expenses by Manager, including interest expense                       1.97%                 6.98%+
-------------------------------------------------------------------------------------------------------------------

(a) The Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996. * Total return represents aggregate total return for the period indicated.
**       After voluntary reduction of fees by Manager.
+        Annualized.
++ Average commission rate paid per share of securities purchased and sold by the Fund.



The Fund's Investment Objective and Policies

The Fund's investment objective and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities." Specific investment practices are described in "Other Investment Practices" and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations."

o Montgomery Variable Series:  Growth Fund

The investment objective of the Growth Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more.


The Fund emphasizes investments in common stock, but also invests in other types of equity securities and

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                                         Montgomery Variable Series: Growth Fund
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equity-derivative securities.  Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in investment-grade debt securities or in foreign securities. See "Portfolio Securities." The Manager does not expect the Fund to be consistently fully invested in equity securities. During periods that the Manager deems appropriate, the Fund may take a more defensive position and be significantly invested in cash and cash equivalents.


The Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and the potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings, and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis, focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.


Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) as well as equity derivative securities.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities


The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.


Securities Warrants

The Fund may invest up to 5% of its net assets in warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.


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                                         Montgomery Variable Series: Growth Fund
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Debt Securities


The Fund may invest in traditional corporate, government debt securities rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa), or unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.


U.S. Government Securities

The Fund may invest in fixed-rate and floating- or variable-rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S.
Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Fund's shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment.


Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more-detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements


The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act of 1940 ("Investment Company Act"), repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines, and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.


Borrowing


The Fund may borrow money from banks, in an aggregate amount not to exceed one-third of the value of the Fund's total assets, for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.


Reverse Repurchase Agreements


The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. Although reverse repurchase agreements are fully collateralized with collateral assets, the Fund aggregates such transactions with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.


Leverage

The Fund may leverage its portfolio in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such


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


                                         Montgomery Variable Series: Growth Fund
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borrowings  will be fixed,  the  Fund's  assets  may  change in value  while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.


Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the value of the Fund's total assets. Such loans of securities are collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.


When-Issued and Forward Commitment Securities

The Fund may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked-to-market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange-rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees (the "Board") has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

Hedging transactions involve certain risks. Although the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Forward Currency Contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign-currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges.


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                                         Montgomery Variable Series: Growth Fund
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The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge   against  the  risks  of  stock  market  or   industrywide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.


Futures and Options on Futures. The Fund may purchase and sell equity index futures contracts like S&P 500 Index futures contracts. The S&P 500 Index futures contract (or other similar equity futures contract) is an agreement to purchase or sell the cash value of the S&P 500 Index (or other applicable basket of securities) at a specified date and price. The Fund may sell an equity index futures contract (i.e., enter into a futures contract to sell a basket of the securities underlying the index) in an attempt to hedge against an anticipated market decline. Conversely, the Fund may purchase an equity index futures contract (i.e., enter into a futures contract to purchase a basket of securities underlying the index) in an attempt to hedge against any increase in the value of securities it anticipates purchasing. In addition, the Fund may also purchase and sell put and call options on futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying futures contracts it has an obligation to purchase.


The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.


Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objectives or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Portfolio turnover in excess of 100% is considered high and increases such costs. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.



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                                         Montgomery Variable Series: Growth Fund
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Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.


Risk Considerations

Foreign Securities

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investment. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services, and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulty could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign-currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence on the Manager's ability to predict movements in exchange rates.


Some countries in which the Fund may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced a steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.


Small Companies

The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.


--------------------------------------------------------------------------------
                                                                               7

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.


Equity Swaps

The Fund may invest in equity swaps. Equity swaps are derivatives that allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. The value of equity swaps can be very volatile. To the extent the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.


Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.



Management of the Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, LLC, is the Funds' Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG ("Commerzbank"). The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Funds. Commerzbank, one of the largest publicly held commercial banks in Germany, had total assets of approximately $288 billion as of December 31, 1997. Commerzbank and its affiliates had more than $92 billion in assets under management as of October 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

On July 31, 1997, Montgomery Asset Management, L.P., the former manager of the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.



Portfolio Managers

Montgomery Variable Series:  Growth Fund

The Growth Fund is managed by the Growth Equity team. Key members of that team are Roger W. Honour, Andrew Pratt and Kathryn M. Peters.

Roger W. Honour is a senior portfolio manager and principal. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a vice president with Merrill Lynch Capital Markets.

Andrew G. Pratt, CFA, is a portfolio manager and principal. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small-capitalization


--------------------------------------------------------------------------------
8

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston.

Kathryn M. Peters is a portfolio manager and principal. From 1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York, where she evaluated prospective equity investments for the merchant banking fund and processed investment banking transactions, including equity and high-yield offerings. Prior to that, she analyzed mezzanine investments for Barclays de Zoete Wedd in New York. From 1988 to 1990, Ms. Peters worked in the leveraged buyout group of Marine Midland Bank.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.


The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Growth Fund at or below one and one quarter percent (1.25%) of its average net assets. The Manager also may voluntarily reduce additional amounts and/or reimburse the Fund for its expenses to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions and/or reimbursements at any time. Any reductions made by the Manager in its fees and any reimbursements by the Manager of the Fund expenses are subject to reimbursement by the Fund within the subsequent three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions before payment by the Fund of fees and expenses for the current year.



--------------------------------------------------------------------------------
                                                                               9

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


                                                                  Management Fee
                                         Average Daily Net Assets  (Annual Rate)
--------------------------------------------------------------------------------
Montgomery Variable Series:  Growth Fund    First $500 million         1.00%
                                            Next $500 million          0.90%
                                            More than $1 billion       0.80%
--------------------------------------------------------------------------------



In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's shareholders. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and education programs on the Fund for financial intermediaries and shareholders.


The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to, reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.

Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").


How to Invest in the Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.


How to Redeem an Investment in the Fund

The Trust redeems shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.


Exchange Privileges and Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.


How Net Asset Value Is Determined


The net asset value of the Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading. Generally, this is 4:00 p.m. eastern time or earlier when trading closes earlier. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods that are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value


--------------------------------------------------------------------------------
10

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


of Fund shares even without any change in the foreign-currency-denominated values of such securities.

Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected in the Fund's calculation of its net asset value unless the Manager, under the supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.


Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:


                           Income
                           Dividends            Capital Gains
                           ---------            -------------
Montgomery              Declared and paid      Declared and paid
Variable Series:        in the last            in the last
Growth Fund             quarter of each        quarter of each
                        year*                  year*


*Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.

Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.


Taxation


The Fund has elected and intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.


General Information

The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of


--------------------------------------------------------------------------------
                                                                              11

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


the Trust votes separately on matters affecting only that series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Although the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.


The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.


For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investor's total return may be in any future period.

Legal Opinion


The validity of the shares offered by this prospectus will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


                            ------------------------

No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Fund's official sales literature.


--------------------------------------------------------------------------------
12

                                         Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------


SF:37479.2

                                                                     Rule 497(e)
                                                           33-84450 and 811-8782

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


Montgomery Variable Series:
Emerging Markets Fund

The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)

Shares of Montgomery Variable Series: Emerging Markets Fund, a series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policyholders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this prospectus. Please refer to the prospectuses related to those contracts.


The Fund is managed by Montgomery Asset Management, LLC (the "Manager"), a subsidiary of Commerzbank AG. Montgomery Variable Series: Emerging Markets Fund (the "Emerging Markets Fund") seeks capital appreciation by investing primarily in equity securities of companies in countries having economics and markets generally considered by the World Bank or the United Nations to be emerging or developing. As with all mutual funds, attainment of the Fund's investment objective cannot be ensured.


This prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing in an Account or a subaccount of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund. Please read it and retain it for future reference. A Statement of Additional Information dated April 30, 1998, as may be revised, has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863) or the insurance company whose Account invests in the Fund.

Prospectus
April 30, 1998


TABLE OF CONTENTS

Financial Highlights                                   2
The Fund's Investment Objective and Policies           2
Portfolio Securities                                   3
Other Investment Practices                             5
Risk Considerations                                    7
Management of the Fund                                 9
How to Invest in the Fund                              11
How to Redeem an Investment in the Fund                11
Exchange Privileges and Restrictions                   11
How Net Asset Value Is Determined                      11
Dividends and Distributions                            12
Taxation                                               12
General Information                                    12


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
                                                                               1

                               Montgomery Variable Series: Emerging Markets Fund
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                              Financial Highlights
                       Selected Per-Share Data and Ratios

       The following financial information for the period ended December 31, 1997, was audited by Price Waterhouse LLP, whose report, dated February 11, 1998, appears in the 1997 Annual Report of the Fund. The information for the period ended December 31, 1996, was audited by other independent accountants whose report is not included here.

                                                                                      MONTGOMERY VARIABLE SERIES:
                                                                                          EMERGING MARKETS FUND
                                                                           -------------------------------------------------


Selected Per-Share Data for the Period Ended December 31:                             1997                    1996(a)
Net asset value--beginning of period                                           $      10.65             $      10.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  0.02                     0.03
Net realized and unrealized gain/(loss) on investments                                (0.08)                    0.65
----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment
      operations                                                                      (0.06)                    0.68
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
      Distributions from net investment income                                        (0.02)                   (0.03)
----------------------------------------------------------------------------------------------------------------------
Net asset value--end of period                                                      $ 10.57              $     10.65
                                                                               ============              ============
----------------------------------------------------------------------------------------------------------------------
Total return*                                                                         (0.58)%                   6.79%
                                                                               ============              ============
----------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)                                              $ 114,837                 $ 26,966
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                   0.63%                    0.81%+
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets, including                           1.76%                    1.45%+
     interest expense
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets,                                     1.75%                    1.44%+
    excluding interest expense
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               71%                      43%
----------------------------------------------------------------------------------------------------------------------
Average commission rate paid++                                                 $       0.0012                $  0.0002
----------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
    absorption of expenses by Manager                                          $       0.05                  $ (0.01)
----------------------------------------------------------------------------------------------------------------------
Operating expense ratio before deferral of fees and
    absorption of expenses by Manager, including interest expense                      1.81%                    2.47%+
----------------------------------------------------------------------------------------------------------------------

(a) The Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
*        Total  return   represents   aggregate  total  return  for  the  period
         indicated.
+        Annualized.
++ Average commission rate paid per share of securities purchased and sold by the Fund.


The Fund's Investment Objective and Policies

The Fund's investment objectives and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities." Specific investment practices are described in "Other Investment Practices" and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations."

o Montgomery Variable Series: Emerging Markets Fund


The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of emerging markets companies. Under normal conditions, this Fund maintains investments in at least six emerging markets countries at all times and does not invest more than 25% of its net assets in any one emerging markets country. The Manager currently regards the following to be emerging markets countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay and Venezuela); Asia (Bangladesh, China/Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam); southern and eastern Europe (the Czech Republic, Greece, Hungary, Kazakstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine); the Middle East (Israel and Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and


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                               Montgomery Variable Series: Emerging Markets Fund
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Zimbabwe).  In the  future,  the  Fund may  invest  in  other  emerging  markets countries.

The Fund considers a company to be an emerging markets company if its securities are principally traded in the capital market of an emerging markets country, it derives at least 50% of its total revenue from either goods produced or services rendered in emerging markets countries or from sales made in such emerging markets countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging markets country. An emerging markets country is one having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.


The Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level. This Fund's aims are to invest in those countries that are expected to have the highest risk/reward tradeoff when incorporated into a total portfolio context and to construct a portfolio of emerging markets investments approximating the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

The Fund invests primarily in common stock but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.


The Fund may invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity-derivative securities.



Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) as well as equity-derivative securities.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants


The Fund may invest up to 5% of its net assets in warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.


Privatizations

The Fund believes that foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.


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                               Montgomery Variable Series: Emerging Markets Fund
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Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund may also invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria approved by the Board of Trustees. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940 ("Investment Company Act"). The Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation, through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy that may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and by the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging markets countries.

The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

U.S. Government Securities

The Fund may invest in fixed-rate and floating-or variable-rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S.
Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Fund's shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect


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                               Montgomery Variable Series: Emerging Markets Fund
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participation  in, or are secured by and payable from, pools of assets,  such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment.


Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more-detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements


The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.


Borrowing

The Fund may borrow money from banks, in an aggregate amount not to exceed one-third of the value of the Fund's total assets, for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. Although reverse repurchase agreements are fully collateralized with collateral assets, the Fund aggregates such transactions with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.

Leverage

The Fund may leverage its portfolio in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the value of the Fund's total assets. Such loans of securities are collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.


When-Issued and Forward Commitment Securities


The Fund may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked-to-market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



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                               Montgomery Variable Series: Emerging Markets Fund
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Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange-rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees ("the Board") has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

Hedging transactions involve certain risks. Although the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Forward Currency Contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign-currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge   against  the  risks  of  stock  market  or   industrywide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.


Futures and Options on Futures. The Fund may purchase and sell equity index futures contracts like S&P 500 Index futures contracts. The S&P 500 Index futures contract (or other similar equity futures contract) is an agreement to purchase or sell the cash value of the S&P 500 Index (or other applicable basket of securities) at a specified date and price. The Fund may sell an equity index futures contract (i.e., enter into a futures contract to sell a basket of the securities underlying the index) in an attempt to hedge against an anticipated market decline. Conversely, the Fund may purchase an equity index futures contract (i.e., enter into a futures contract to purchase a basket of securities underlying the index) in an attempt to hedge against any increase in the value of securities it anticipates purchasing.



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                               Montgomery Variable Series: Emerging Markets Fund
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In addition, the Fund may also purchase and sell put and call options on futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on the formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated.


Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Portfolio turnover in excess of 100% is considered high and increases such costs. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.


Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.


Risk Considerations

Foreign Securities

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to higher risks than investments in more-developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in


--------------------------------------------------------------------------------
                                                                               7


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                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.


Brokerage commissions, fees for custodial services, and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulty could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.


Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign-currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence on the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced a steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in the country's foreign-investment laws.

Small Companies

The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Lower-Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower-quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities.

As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the


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8

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.


Equity Swaps

The Fund may invest in equity swaps. Equity swaps are derivatives that allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. The value of equity swaps can be very volatile. To the extent the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.


Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.



Management of the Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, LLC, is the Funds' Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG ("Commerzbank"). The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Funds. Commerzbank, one of the largest publicly held commercial banks in Germany, had total assets of approximately $288 billion as of December 31, 1997. Commerzbank and its affiliates had more than $92 billion in assets under management as of October 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

On July 31, 1997, Montgomery Asset Management, L.P., the former manager of the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.

Portfolio Managers

Montgomery Variable Series: Emerging Markets Fund

Josephine S. Jimenez, CFA, a founding partner of the emerging markets discipline, is a senior portfolio manager and principal responsible for strategic research and qualitative analysis of countries and industries. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., as senior analyst and portfolio manager in charge of investments in Latin America, the Philippines and Portugal. From 1984 through 1987, she was an investment officer at Shawmut Corporation, where she designed a stock valuation model for hyperinflationary economies, which has served as the foundation for most of her work since that time.

Bryan L. Sudweeks, Ph.D., CFA, a founding partner of the emerging markets discipline, is a senior portfolio


--------------------------------------------------------------------------------
                                                                               9

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


manager and principal responsible for all quantitative modeling as it relates to the investment process. From 1988 until joining the Manager in 1991, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., specializing in Asia, Greece, Jordan and Turkey. He was instrumental in the design and implementation of the firm's asset allocation model. Previously, Dr. Sudweeks was a professor of international finance and investments at George Washington University and served as adjunct professor of international investments from 1988 until May 1991. Dr. Sudweeks is fluent in Mandarin Chinese.

Angeline Ee is a portfolio manager and principal focusing on Southeast Asian investments. From 1990 until joining the Manager in July 1994, Ms. Ee was an investment manager with AIG Investment Corp. in Hong Kong responsible for US$110 million invested in Singapore, Malaysia and Thailand. From June 1989 until September 1990, Ms. Ee was co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a portfolio manager and principal responsible for North Asian markets. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager with TCW Asia Ltd., Hong Kong, responsible for TCW's Asian Equity strategy. While at TCW, Mr. Chiang co-managed US$ 1.3 billion invested throughout the Asia Pacific region. Prior to TCW Asia, he was an associate director and portfolio manager for Wardley Investment Services, Hong Kong, where he created and managed three dedicated China funds. Mr. Chiang is fluent in three Chinese dialects: Mandarin, Shanghainese and Cantonese.

Jesus Isidoro Duarte is a portfolio manager and principal for the Manager, responsible for the Latin American markets. From 1993 until joining the Manager, he was director and vice president of Latinvest Management Co. in Brazil, where he was responsible for research and portfolio management for the firm's Latin American funds. From 1989 to 1992, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities. He is fluent in Spanish and Japanese and conversant in French and Portuguese.


Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, and provides administrative services and the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Emerging Markets Fund at or below one and three-quarters of one percent (1.75%) of its average net assets. The Manager also may voluntarily reduce additional amounts and/or reimburse the Fund for its expenses to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions and/or reimbursements at any time. Any reductions made by the Manager in its fees and any reimbursements by the Manager of Fund expenses are subject to reimbursement by the Fund within the subsequent three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions before payment by the Fund of fees and expenses for the current year.


--------------------------------------------------------------------------------
10

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


                                                                 Management Fee
                                  Average Daily Net Assets       (Annual Rate)
--------------------------------------------------------------------------------
Montgomery Variable Series:
   Emerging Markets Fund             First $250 million              1.25%
                                     More than $250 million          1.00%
--------------------------------------------------------------------------------


In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's shareholders. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and education programs on the Fund for financial intermediaries and shareholders.


The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to, reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.


Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").


How to Invest in the Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.


How to Redeem an Investment in the Fund

The Trust redeems shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.


Exchange Privileges and Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.


How Net Asset Value Is Determined


The net asset value of the Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading. Generally, this is 4:00 p.m. eastern time or earlier when trading closes earlier. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods that are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even
without   any  change  in  the   foreign-currency-denominated   values  of  such
securities.


--------------------------------------------------------------------------------
                                                                              11

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected in the Fund's calculation of its net asset value unless the Manager, under the supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.


Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:


                            Income Dividends       Capital Gains
                            ----------------       -------------
Montgomery                 Declared and paid      Declared and paid
Variable Series:           in the last            in the last
Emerging Markets           quarter of each        quarter of each
Fund                       year*                  year*


*Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.

Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.


Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Emerging Markets Fund declared a dividend in the amount of $0.50 per share. If the Emerging Markets Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.


Taxation


The Fund has elected and intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.


General Information

The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of the Trust votes separately on matters affecting only that series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so the holders of more than 50%


--------------------------------------------------------------------------------
12

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Although the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.


The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.


For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investor's total return may be in any future period.

Legal Opinion


The validity of the shares offered by this prospectus will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


                                -----------------

No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Fund's official sales literature.


--------------------------------------------------------------------------------
                                                                              13

                                                                     Rule 497(e)
                                                           33-84450 and 811-8782


                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


Montgomery Variable Series:
 International Small Cap Fund

The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)


Shares of Montgomery Variable Series: International Small Cap Fund, a separate series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policyholders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this prospectus. Please refer to the prospectuses related to those contracts.

The Fund is managed by Montgomery Asset Management, LLC (the "Manager"), a subsidiary of Commerzbank AG. Montgomery Variable Series: International Small Cap Fund (the "International Small Cap Fund") seeks capital appreciation by investing primarily in equity securities of companies outside the United States having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price. As with all mutual funds, attainment of the Fund's investment objective cannot be ensured.

This prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing in an Account or a subaccount of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund. Please read it and retain it for future reference. A Statement of Additional Information dated April 30, 1998, as may be revised, has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863) or the insurance company whose Account invests in the Fund.

Prospectus
April 30, 1998



TABLE OF CONTENTS

Financial Highlights                                   2
The Fund's Investment Objective and Policies           2
Portfolio Securities                                   3
Other Investment Practices                             4
Risk Considerations                                    7
Management of the Fund                                 9
How to Invest in the Fund                              11
How to Redeem an Investment in the Fund                11
Exchange Privileges and Restrictions                   11
How Net Asset Value Is Determined                      11
Dividends and Distributions                            11
Taxation                                               12
General Information                                    12


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                              Financial Highlights
                       Selected Per-Share Data and Ratios

         The following financial information for the period ended December 31, 1997, was audited by Price Waterhouse LLP, whose report, dated February 11, 1998, appears in the 1997 Annual Report of the Fund. The information for the period ended December 31, 1996, was audited by other independent accountants whose report is not included herein.


--------------------------------------------------------------------------------
                                                                               1




                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------



                                                                                  MONTGOMERY VARIABLE SERIES:
                                                                                 INTERNATIONAL SMALL CAP FUND
                                                                                 ----------------------------
Selected Per-Share Data for the Period Ended December 31:                        1997                      1996(a)

Net asset value--beginning of period                                       $    10.67                 $    10.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                            0.22                       0.05
Net realized and unrealized gain/(loss) on investments                          (0.78)                      0.68
-------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment
    operations                                                                  (0.56)                      0.73
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Distributions from net investment income                                    (0.20)                     (0.05)
    Distributions from net realized gains on investments                        (1.62)                     (0.01)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                             (1.82)                     (0.06)
-------------------------------------------------------------------------------------------------------------------
Net asset value-end of period                                              $     8.29                 $    10.67
                                                                           ==========                    =======
-------------------------------------------------------------------------------------------------------------------
Total return *                                                                  (5.10)%                     7.23%
                                                                              =======                    =======
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000's)                                       $ 2,063                    $ 1,107
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                             2.15%                      2.03%+
-------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                0.00%                      0.00%+
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                        176%                       12%
-------------------------------------------------------------------------------------------------------------------
Average commission rate paid++                                             $     0.0139               $     0.0059
-------------------------------------------------------------------------------------------------------------------
Net investment loss before deferral of fees and
    absorption of expenses by Manager                                      $    (0.17)                $    (0.11)
-------------------------------------------------------------------------------------------------------------------
Operating expense ratio before deferral of fees and
    absorption of expenses by Manager                                            3.50%                      6.30%+
-------------------------------------------------------------------------------------------------------------------


(a) The Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.

*        Total  return  represents   aggregate  total  return  for  the  periods
         indicated.

+   Annualized.

++ Average commission rate paid per share of securities purchased and sold by the Fund.


The Fund's Investment Objective and Policies

The Fund's investment objectives and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities." Specific investment practices are described in "Other Investment Practices" and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations."

o Montgomery Variable Series: International Small Cap Fund

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in equity securities of U.S. companies, in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared with the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least four different countries outside the United States, but no country may represent more than 40% of the Fund's net assets. Furthermore, countries that are regarded as "emerging markets" countries by the World Bank or International Finance Corporation are each limited to 25% of the


--------------------------------------------------------------------------------
2

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


Fund's net assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."


Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) as well as equity-derivative securities.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

Privatizations

The Fund believes that foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. This Fund may also invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria approved by the Board of Trustees. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940 ("Investment Company Act"). The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.


--------------------------------------------------------------------------------
                                                                               3

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation, through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy that may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and by the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging markets countries.

The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

U.S. Government Securities

The Fund may invest in fixed-rate and floating- or variable-rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S.
Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Fund's shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.


Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment.



Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more-detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act,


--------------------------------------------------------------------------------
4

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks, in an aggregate amount not to exceed one-third of the value of the Fund's total assets, for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. Although reverse repurchase agreements are fully collateralized with collateral assets, the Fund aggregates such transactions with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.

Leverage

The Fund may leverage its portfolio in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the value of the Fund's total assets. Such loans of securities are collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

When-Issued and Forward Commitment Securities

The Fund may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked-to-market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange-rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees (the "Board") has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.


--------------------------------------------------------------------------------
                                                                               5

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


Hedging transactions involve certain risks. Although the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Forward Currency Contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign-currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge   against  the  risks  of  stock  market  or   industrywide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures. The Fund may purchase and sell equity index futures contracts like S&P 500 Index futures contracts. The S&P 500 Index futures contract (or other similar equity futures contract) is an agreement to purchase or sell the cash value of the S&P 500 Index (or other applicable basket of securities) at a specified date and price. The Fund may sell an equity index futures contract (i.e., enter into a futures contract to sell a basket of the securities underlying the index) in an attempt to hedge against an anticipated market decline. Conversely, the Fund may purchase an equity index futures contract (i.e., enter into a futures contract to purchase a basket of securities underlying the index) in an attempt to hedge against any increase in the value of securities it anticipates purchasing. In addition, the Fund may also purchase and sell put and call options on futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related option if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active


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6

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Portfolio turnover in excess of 100% is considered high and increases such costs. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.


Risk Considerations

Foreign Securities

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to higher risks than investments in more-developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services, and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulty could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or


--------------------------------------------------------------------------------
                                                                               7

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign-currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence on the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced a steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in the country's foreign-investment laws.


Security Lending

The Fund may lend its securities to brokers, dealers and other financial organizations. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.


Small Companies

The Fund emphasizes investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Lower-Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower-quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities.

As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.


--------------------------------------------------------------------------------
8

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.


Equity Swaps

The Fund may invest in equity swaps. Equity swaps are derivatives that allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. The value of equity swaps can be very volatile. To the extent the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.


Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.



Management of the Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, LLC, is the Funds' Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG ("Commerzbank"). The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Funds. Commerzbank, one of the largest publicly held commercial banks in Germany, had total assets of approximately $288 billion as of December 31, 1997. Commerzbank and its affiliates had more than $92 billion in assets under management as of October 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

On July 31, 1997, Montgomery Asset Management, L.P., the former manager of the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.



--------------------------------------------------------------------------------
                                                                               9

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------



Portfolio Managers

Montgomery Variable Series: International Small Cap Fund

Oscar A. Castro, CFA, is a senior portfolio manager and principal. Before joining the Manager, he was vice president and portfolio manager at G.T. Capital Management, Inc., from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager and analyst at Templeton International.

John D. Boich, CFA, is a senior portfolio manager and principal. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its
affiliates;   printing  and  mailing  prospectuses,   statements  of


--------------------------------------------------------------------------------
10

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.


The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the International Small Cap Fund at or below one and one-half of one percent (1.50%) of its average net assets. The Manager also may voluntarily reduce additional amounts and/or reimburse the Fund for its expenses to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions and/or reimbursements at any time. Any reductions made by the Manager in its fees and any reimbursements by the Manager of Fund expenses are subject to reimbursement by the Fund within the subsequent three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions before payment by the Fund of fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's shareholders. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and education programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to, reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.



                                                                  Management Fee
                                     Average Daily Net Assets     (Annual Rate)
--------------------------------------------------------------------------------
Montgomery Variable Series:
  International Small Cap Fund         First $250 million              1.25%
                                       More than $250 million          1.00%
--------------------------------------------------------------------------------



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                                                                              11

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").


How to Invest in the Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.


How to Redeem an Investment in the Fund

The Trust redeems shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.


Exchange Privileges and Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.


How Net Asset Value Is Determined


The net asset value of the Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading. Generally, this is 4:00 p.m. eastern time or earlier when trading closes earlier. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods that are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even
without   any  change  in  the   foreign-currency-denominated   values  of  such
securities.

Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected in the Fund's calculation of its net asset value unless the Manager, under the supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.


Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board of Trustees. Currently, the Fund intends to distribute according to the following schedule:





                            Income Dividends         Capital Gains
                            ----------------         -------------
Montgomery Variable         Declared and paid       Declared and paid
Series:                     in the last             in the last
International Small         quarter of each         quarter of each
Cap Fund                    year*                   year*


*Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.

Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of


--------------------------------------------------------------------------------
12

                        Montgomery Variable Series: International Small Cap Fund
--------------------------------------------------------------------------------


the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the International Small Cap Fund declared a dividend in the amount of $0.50 per share. If the International Small Cap Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.


Taxation

The Fund has elected and intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.


General Information


The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.


Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of the Trust votes separately on matters affecting only that series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Although the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.

The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least-30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.

For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.


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                        Montgomery Variable Series: International Small Cap Fund
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Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investor's total return may be in any future period.


Legal Opinion

The validity of the shares offered by this prospectus will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


                             -----------------------

No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Fund's official sales literature.


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
                                                                     Rule 497(e)
                                                           33-84450 and 811-8782

                            THE MONTGOMERY FUNDS III

                      Supplement dated April 30, 1998, to:

                               Prospectus for the
            Montgomery Variable Series: Small Cap Opportunities Fund
                              dated April 30, 1998

Effective April 30, 1998, the Manager has agreed to waive its entire management fee until either May 1, 1999, or such time as the Fund's net assets reach $10 million whichever occurs earlier. In the event that the Fund's net assets reach $10 million before April 1, 1999, shareholders will be given at least 30 days' notice before the Manager terminates such waivers.

                                                                     Rule 497(e)
                                                           33-84450 and 811-8782

                    The Montgomery Variable Series: Small Cap Opportunities Fund
--------------------------------------------------------------------------------


Montgomery Variable Series:
Small Cap Opportunities Fund

The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)

Shares of Montgomery Variable Series: Small Cap Opportunities Fund, a separate series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policyholders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this prospectus. Please refer to the prospectuses related to those contracts.


The Fund is managed by Montgomery Asset Management, LLC (the "Manager"), a subsidiary of Commerzbank AG. Montgomery Variable Series: Small Cap
Opportunities Fund (the "Small Cap Opportunities Fund") seeks capital appreciation by investing primarily in equity securities, usually common stock, of small-capitalization domestic companies, which the Manager currently considers to be companies having market capitalizations of less than $1 billion. As with all mutual funds, attainment of the Fund's investment objective cannot be ensured.


This prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing in an Account or a subaccount of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund. Please read it and retain it for future reference. A Statement of Additional Information dated April 30, 1998, as may be revised, has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863) or the insurance company whose Account invests in the Fund.


Prospectus
April 30, 1998



TABLE OF CONTENTS

The Fund's Investment Objective and Policies            2
Portfolio Securities                                    2
Other Investment Practices                              3
Risk Considerations                                     6
Management of the Fund                                  7
How to Invest in the Fund                               8
How to Redeem an Investment in the Fund                 8
Exchange Privileges and Restrictions                    9
How Net Asset Value Is Determined                       9
Dividends and Distributions                             9
Taxation                                                9
General Information                                     10


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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                    The Montgomery Variable Series: Small Cap Opportunities Fund
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The Fund's Investment Objective and Policies

The Fund's investment objective and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities." Specific investment practices are described in "Other Investment Practices" and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations."

o Montgomery Variable Series:  Small Cap Opportunities Fund


The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Manager currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in domestic and foreign companies having total market capitalizations of $1 billion or more and in investment-grade debt securities and foreign companies. The Small Cap Opportunities Fund invests primarily in common stock. It also may invest in other types of equity securities and equity-derivative securities. Any debt securities purchased by the Fund must be investment grade debt securities. See "Portfolio Securities." Current income from dividends, interest, and other sources is only incidental.

The Small Cap Opportunities Fund seeks growth at a reasonable value, identifying companies with sound fundamental values and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.



Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) and equity-derivative securities.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.


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                    The Montgomery Variable Series: Small Cap Opportunities Fund
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Securities Warrants

The Fund may invest up to 5% of its net assets in warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940 ("Investment Company Act"). The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may invest in traditional corporate and government debt securities rated within the four highest grades of S&P (AAA to BBB), Moody's (Aaa to Baa) or Fitch (AAA to Baa), or rated and deemed to be of comparable quality by the Manager. See "The Fund's Investment Objective and Policies."

U.S. Government Securities

The Fund may invest in fixed-rate and floating- or variable-rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S.
Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Fund's shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."


Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more-detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements


The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of


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                                                                               3

                    The Montgomery Variable Series: Small Cap Opportunities Fund
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credit,  U.S.  government  securities or other high-grade  liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating
the  security.   See  the  Statement  of  Additional   Information  for  further
information.


Borrowing

The Fund may borrow money from banks, in an aggregate amount not to exceed one third of the value of the Fund's total assets, for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.

Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the value of the Fund's total assets. Such loans of securities are collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.


When-Issued and Forward Commitment Securities


The Fund may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked-to-market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange-rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): stock options, currency options, stock index options, futures contracts, swaps, and options on futures contracts on U.S. government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees (the "Board") has adopted derivatives guidelines that require the Board to review each new type of derivative security that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

Hedging transactions involve certain risks. Although the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Options on Securities, Securities Indices, and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an


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


                    The Montgomery Variable Series: Small Cap Opportunities Fund
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appreciated  security  that it owns  without  selling  that  security.  Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge   against  the  risks  of  stock  market  or   industrywide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.


Futures and Options on Futures. The Fund may purchase and sell equity index futures contracts like S&P 500 Index futures contracts. The S&P 500 Index futures contract (or other similar equity futures contract) is an agreement to purchase or sell the cash value of the S&P 500 Index (or other applicable basket of securities) at a specified date and price. The Fund may sell an equity index futures contract (i.e., enter into a futures contract to sell a basket of the securities underlying the index) in an attempt to hedge against an anticipated market decline. Conversely, the Fund may purchase an equity index futures contract (i.e., enter into a futures contract to purchase a basket of securities underlying the index) in an attempt to hedge against any increase in the value of securities it anticipates purchasing. In addition, the Fund may also purchase and sell put and call options on futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying futures contracts it has an obligation to purchase.


The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objectives or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups, and other transaction costs. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is anticipated to be less than 100%. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.


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                    The Montgomery Variable Series: Small Cap Opportunities Fund
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Risk Considerations

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund.

Small Companies

The Fund emphasizes investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization, confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investment. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing, and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.

Interest Rates

The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.


Equity Swaps

The Fund may invest in equity swaps. Equity swaps are derivatives that allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another nonequity or equity investment. The value of equity swaps can be very volatile. To the extent the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.


Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared


--------------------------------------------------------------------------------
6

                    The Montgomery Variable Series: Small Cap Opportunities Fund
--------------------------------------------------------------------------------


funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.



Management of the Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, LLC, is the Funds' Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG ("Commerzbank"). The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Funds. Commerzbank, one of the largest publicly held commercial banks in Germany, had total assets of approximately $288 billion as of December 31, 1997. Commerzbank and its affiliates had more than $92 billion in assets under management as of October 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

On July 31, 1997, Montgomery Asset Management, L.P., the former manager of the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.



Portfolio Managers

Montgomery Variable Series:  Small Cap Opportunities Fund


The Small Cap Opportunities Fund is managed by the growth equity team. Key members of that team are Roger W. Honour, Andrew Pratt and Kathryn M. Peters.


Roger W. Honour is a senior portfolio manager and principal. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a vice president with Merrill Lynch Capital Markets.


Andrew G. Pratt, CFA, is a portfolio manager and principal. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston.


Kathryn M. Peters is a portfolio manager and principal. From 1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York where she evaluated prospective equity investments for the merchant banking fund and processed investment banking transactions, including equity and high yield offerings. Prior to that, she analyzed mezzanine investments for Barclays de Zoete Wedd in New York. From 1988 to 1990, Ms. Peters worked in the leveraged buyout group of Marine Midland Bank.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.


The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal, and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping, and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings


--------------------------------------------------------------------------------
                                                                               7

                    The Montgomery Variable Series: Small Cap Opportunities Fund
--------------------------------------------------------------------------------


called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information, and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Small Cap Opportunities Fund at or below one and five-tenths of one percent (1.50 %) of its average net assets. The Manager also may voluntarily reduce additional amounts and/or reimburse the Fund for its expenses to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions and/or reimbursements at any time. Any reductions made by the Manager in its fees and any reimbursements by the Manager of Fund expenses are subject to reimbursement by the Fund within the subsequent three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions before payment by the Fund fees and of expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's shareholders. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and education programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to, reasonableness of commissions, quality of services, and execution, and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.

Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").


How to Invest in the Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.


How to Redeem an Investment in the Fund

The Trust redeems shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.


                                                                Management Fee
                                    Average Daily Net Assets     (Annual Rate)
--------------------------------------------------------------------------------
Montgomery Variable Series:
  Small Cap Opportunities Fund        First $200 million           1.20 %
                                      Next $300 million            1.10 %
                                      Over $500 million            1.00 %
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
8

                    The Montgomery Variable Series: Small Cap Opportunities Fund
--------------------------------------------------------------------------------


Exchange Privileges and Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.


How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading. Generally, this is 4:00 p.m. eastern time or earlier when trading closes earlier. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods that are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even
without   any  change  in  the   foreign-currency-denominated   values  of  such
securities.

Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected unless the Manager, under supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.


Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:


                            Income Dividends         Capital Gains
                            ----------------         -------------
Montgomery Variable         Declared and paid       Declared and paid
Series: Small Cap           in the last             in the last
Opportunities Fund          quarter of each         quarter of each
                            year*                   year*



*Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.

Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.50 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

Taxation

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net


--------------------------------------------------------------------------------
                                                                               9

                    The Montgomery Variable Series: Small Cap Opportunities Fund
--------------------------------------------------------------------------------


income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If the Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.


General Information

The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of the Trust votes separately on matters affecting only that series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Although the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.


The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies, and restrictions. At least 30 days' prior notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.


For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investor's total return may be in any future period.


--------------------------------------------------------------------------------
10

                    The Montgomery Variable Series: Small Cap Opportunities Fund
--------------------------------------------------------------------------------



Legal Opinion

The validity of the shares offered by this prospectus will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.


                            ------------------------

No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Fund's official sales literature.


--------------------------------------------------------------------------------
                                                                              11

                                                                     Rule 497(e)
                                                           33-84450 and 811-8782



                     Montgomery Variable Series: Growth Fund
                Montgomery Variable Series: Emerging Markets Fund
            Montgomery Variable Series: International Small Cap Fund
            Montgomery Variable Series: Small Cap Opportunities Fund


                                 ---------------

                            THE MONTGOMERY FUNDS III
                              101 California Street
                         San Francisco, California 94111
                                 (800) 232-2197


                       Statement Of Additional Information
                                 April 30, 1998

         The Montgomery Funds III (the "Trust") is an open-end management investment company organized as a Delaware business trust, having four series of shares of beneficial interest. Each of the funds named above (each a "Fund" and, collectively, the "Funds") is a separate series of the Trust. The Funds are managed by Montgomery Asset Management, LLC (the "Manager"). Shares of the Funds may be purchased only by insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") and by qualified pension and retirement plans. This Statement of Additional Information contains information in addition to that set forth in the Prospectuses for Montgomery Variable Series: Growth Fund, Montgomery Variable Series: Emerging Markets Fund, and Montgomery Variable
Series: International Small Cap Fund and Montgomery Variable Series: Small Cap Opportunities Fund, each dated April 30, 1998, and as each prospectus may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses provide the basic information a prospective investor should know before investing in an Account or sub-account of an Account that invests in the Funds or in the case of qualified pension and retirement plans, investing directly in the Funds. References to shareholders and investors in the Prospectuses and this Statement of Additional Information are to Accounts or qualified pension and retirement plans. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses, into which this Statement of Additional Information is incorporated by reference.

                                TABLE OF CONTENTS

THE TRUST......................................................................3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................3
RISK FACTORS..................................................................15
INVESTMENT RESTRICTIONS.......................................................17
DISTRIBUTIONS AND TAX INFORMATION.............................................20
TRUSTEES AND OFFICERS.........................................................25
INVESTMENT MANAGEMENT AND OTHER SERVICES......................................29
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................34
DETERMINATION OF NET ASSET VALUE..............................................35
PRINCIPAL UNDERWRITER.........................................................37
PERFORMANCE INFORMATION.......................................................38
GENERAL INFORMATION...........................................................41
FINANCIAL STATEMENTS..........................................................43
Appendix......................................................................44

                                    THE TRUST

         The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust on August 24, 1994. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $0.01 par value per share, in four series. This Statement of Additional Information pertains to Montgomery Variable Series: Growth Fund (the "Growth Fund"), Montgomery Variable Series: Emerging Markets Fund (the "Emerging Markets Fund"), Montgomery Variable Series: International Small Cap Fund (the "International Small Cap Fund"), and Montgomery Variable Series: Small Cap Opportunities Fund (the "Small Cap Opportunities Fund").


                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The investment objectives and policies of each Fund are described in detail in its Prospectus. The following discussion supplements the discussion in the Prospectuses.

         Each Fund is a diversified series of The Montgomery Funds III. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

Portfolio Securities

         Depositary Receipts. To the extent allowed in its Prospectus, a Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, a Funds' investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.


         Other Investment Companies. To the extent allowed by its Prospectus, a Fund may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Fund can invest in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and
(b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly in connection with its own operations.


         U.S. Government Securities. Generally, the value of U.S. Government securities held by these Funds will fluctuate inversely with interest rates. U.S. Government securities in which these Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee
Valley  Authority,  Resolution  Funding  Corporation,   Student  Loan  Marketing
Association, and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by that Fund.

         Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

         The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans, and undivided interests in whole loans and participation in another FHLMC security.

Risk Factors/Special Considerations Relating to Debt Securities

         To the extent allowed in its Prospectus, a Fund may invest in debt securities that are rated below BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, a Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer.

During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of a Fund will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of a Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of that Fund.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Funds to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if that Fund invested in higher-rated debt securities.

         Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

         In order to hedge against foreign currency exchange rate risks, a Fund, to the extent allowed in its Prospectus, may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         To the extent allowed in its Prospectus, a Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in its Prospectus.

         Forward Contracts. To the extent allowed in its Prospectus, a Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. A Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices, or currency exchange rates, a Fund, to the extent allowed in its Prospectus, may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.


         These Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity

Exchange Act, the notice of eligibility included the representation that these Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.


         These Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by these Funds or which they expect to purchase. These Funds' futures transactions generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by these Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While these Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge their positions, these Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that these Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S.
dollars of a security denominated in such currency that Fund has acquired or expects to acquire.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for that Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss from investing in futures transactions by a Fund is potentially unlimited.

         A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. To the extent allowed in its Prospectus, a Fund may purchase put and call options on securities in which is has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which that Fund may invest. A Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         To the extent allowed in its Prospectus, a Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices, and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.


         Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.


         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Other Investment Practices

         Repurchase Agreements. To the extent allowed in its Prospectus, a Fund may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

         The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, each Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and each Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

         The Funds may participate in one or more joint accounts with each other and other series of the Trust that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

         Reverse Repurchase Agreements. To the extent allowed in its Prospectus, a Fund may enter into reverse repurchase agreements, as set forth in the Prospectus. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

         The Funds cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.


         Dollar Roll Transactions. To the extent allowed in its Prospectus, a Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.

         At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. Government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.


         Lending of Portfolio Securities. To the extent allowed in its Prospectus, a Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-
dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, that Fund is entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral, and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

         When-Issued and Forward Commitment Securities. To the extent allowed in its Prospectus, a Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.


         To the extent allowed in its Prospectus, a Fund may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Fund must obtain the security which it has made a commitment to deliver. If the Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.


         Illiquid Securities. To the extent allowed in its Prospectus, a Fund may invest in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Board.


                                  RISK FACTORS

         The following describes certain risks involved with investing in the Funds.

Foreign Securities

         Investors in Funds that may, as allowed by their Prospectus, invest in foreign securities should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers, and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Market Countries

         To the extent allowed in its Prospectus, a Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political, and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) the existence of national policies which may restrict these Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Policies

         Funds, to the extent allowed in the Prospectus, that buy and sell foreign currencies endeavor to do so on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

         While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act. Each Fund may not:

         1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of that Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of that Fund's total assets, except to the extent other investment restrictions may be applicable.

         2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 10% of its portfolio securities as described above and in its Prospectus or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

         3.

                  (a) Borrow money, except for temporary or emergency purposes from a bank and then not in excess of 10% (one third in the case of the Small Cap Opportunities
                           Fund) of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% (5% in the case of the Emerging Markets Fund and one third in the case of the Small Cap Opportunities Fund) of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         4.       Except as  required in  connection  with  permissible  hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         5. Buy or sell real estate or commodities or commodity contracts; however, each Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options generally as described in the Prospectus and this Statement of Additional Information. As an operating policy which may be changed without shareholder approval, each Fund may invest in real estate investment trusts only up to 10% of its total assets.

         6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

         7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

         8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days, and over-the-counter options (and securities underlying such options) purchased by that Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act and changes in relevant SEC interpretations.)

         9. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         10. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, each Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit each Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         12. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options, subject to the following conditions:

                  (a)      such options are written by other persons, and

                  (b) the aggregate premiums paid on all such options that are held at any time do not exceed 5% of each Fund's total assets. (This is an operating policy which may be changed without shareholder approval.)

         13. Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

         14. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of that Fund's net assets. Included in such amount, but not to exceed 2% of the value of that Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by that Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)

         15.

                  (a) Purchase or retain in that Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities, and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.

                  (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (These are operating policies that may be changed without shareholder approval.)

         16. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, 5% or less of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

         The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

         The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

         Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.


         Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

         Tax Information. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.


         In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) for taxable years beginning or before August 5, 1997, derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.


         Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account

Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.


         The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.


         A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund


         A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         The Trust and the Funds  intend  to  comply  with the  requirements  of
Section  817(h)  of  the  Code  and  related   regulations,   including  certain
diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

         Shares of a Fund underlying Variable Contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of Variable Contracts. In that case, income derived from, and appreciation in, shares of the Fund would not be currently taxable to the owners of Variable Contracts. Owners of Variable Contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation on the appreciation under the contracts.

         Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. government securities, and securities of regulated investment companies.

         Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (2) not more than 70% of the value of its total assets is represented by any two investments; (3) not more than 80% of the value of its total assets is represented by any three investments; and (4) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part in U.S. Treasury securities.

         Stock of a regulated investment company, such as a Fund, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Funds are sold only to insurance company separate accounts to fund the benefits of Variable Contracts, and to qualified pension and retirement plans.

         The investment objectives and strategies of the Funds are very similar to those of other regulated investment companies that are managed by the Manager and that are, unlike the Funds, available for purchase by the general public. The Internal Revenue Service ("IRS") might assert that shares of a Fund do not qualify for "look-through treatment" because shares of those other, similar regulated investment companies are publicly available. The IRS recently issued two private letter rulings that reserve this issue. The legislative history of Section 817(h) indicates that the fact that a "similar" fund is available to the public will not disqualify a fund that is available only through the purchase of a variable life insurance or variable annuity contract from "look-through" treatment.

         Even if the diversification requirements of Section 817(h) are met, the owner of a variable life insurance contract or the owner of a variable annuity contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict what the guidelines will include and the extent, if any, to which they may be retroactive.

         In order to maintain the Variable Contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Fund's investment objective (upon SEC or shareholder approval) or substituting shares of one Fund for another.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Fund purchases an option, the premium paid by that Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by that Fund generally will be capital gain or loss.

         Any security, option or other position entered into or held by a Fund that substantially diminishes that Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character, and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.


         Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of that Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.


         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.


         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to the ownership of a Variable Contract and to an investment in the Funds.



                              TRUSTEES AND OFFICERS


         The Trustees of the Trust are responsible for the overall management of the Funds, including general supervision and review of their investment activities. The officers (the Trust as well as two affiliated Trusts, The Montgomery Funds and The Montgomery Funds II, have the same officers), who administer the Funds' daily operations, are appointed by the Board of

Trustees.   The  current  Trustees  and  officers  of  the  Trust  performing  a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

Karen Jacoppo-Wood, Vice President and Assistant Secretary (Age 30)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc.
(TBCA)

Christopher J. Kelley, Vice President and Assistant Secretary (Age 32)

60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

Gary S. MacDonald, Vice President and Assistant Treasurer (Age 32)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. MacDonald is the Vice President of FDI with which he has been associated since November 1996. He also is an officer of certain investment companies advised or administered by RCM. From September 1992 to November 1996 he was Vice President of Bay. Banks Investment Management/Bay Bank Financial Services; and from April 1989 to September 1992 he was an Analyst at Wellington Management Company.

Marie E. Connolly, Vice President and Assistant Treasurer (Age 40)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (Age 28)

60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (Age 35)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

John A. Farnsworth, Trustee (Age 55)

One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner off Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., and executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (Age 53)

750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (Age 48)

2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.


R. Stephen Doyle, Chairman of the Board of Trustees (Age 56).*

101 California Street, San Francisco, California 94111.R. Stephen Doyle, the founder of Montgomery Asset Management, began his career in the financial services industry in 1974. Before starting Montgomery Asset Management in 1990, Mr. Doyle was a General partner and member of the Management Committee at Montgomery Securities with specific responsibility for private placements and venture capital. Prior to joining Montgomery Securities, Mr. Doyle was at E. F. Hutton & Co. as a Vice President with responsibility for both retail and institutional accounts. Mr. Doyle was also with Connecticut General Insurance, where he served as a Consultant to New York Stock Exchange Member Firms in the area of financial planning.


         The  officers  of the  Trust,  and  the  Trustees  who  are  considered
"interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Funds Distributor, Inc., will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by each Trust to each of the Trustees during the fiscal year ended December 31, 1997, and the aggregate compensation paid to each of the Trustees during the fiscal year ended December 31, 1997 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

------------

* Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

                                      B-28



NAME OF TRUSTEE              AGGREGATE COMPENSATION      PENSION OR RETIREMENT     TOTAL COMPENSATION FROM THE
                           FROM THE MONTGOMERY FUNDS  BENEFITS ACCRUED AS PART OF   TRUSTS AND FUND COMPLEX (2
                                      III                    FUND EXPENSES*             ADDITIONAL TRUSTS)
                           -------------------------  ---------------------------   --------------------------

R. Stephen Doyle                      None                        --                           None
John A. Farnsworth                   $5,000                       --                         $35,000
Andrew Cox                           $5,000                       --                         $35,000
Cecilia H. Herbert                   $5,000                       --                         $35,000


*    The Trusts do not maintain pension or retirement plans.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         Investment Management Services. As stated in each Prospectus, investment management services are provided to the Funds by Montgomery Asset Management, LLC (the "Manager"), pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds dated July 31, 1997 (the "Agreement").

         The Agreement is in effect with respect to each Fund for two years after the Fund's inclusion in the Trust's Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreement, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:


FUND                                  AVERAGE DAILY NET ASSETS       ANNUAL RATE
----                                  ------------------------       -----------
                                      First $500 million                1.00%
Growth Fund                           Next $500 million                 0.90%
                                      Over $1 billion                   0.80%
                                      First $250 million                1.25%
Emerging Markets Fund                 Over $250 million                 1.00%
                                      First $250 million                1.25%
International Small Cap Fund          Over $250 million                 1.00%
                                      First $200 million                1.20%
Small Cap Opportunities Fund          Next $300 million                 1.10%
                                      Over $500 million                 1.00%

         As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below one and twenty-five one-hundredths of one percent (1.25%) of the Growth Fund's average net assets, one and seventy-five one-hundredths of one percent (1.75%) of the Emerging Markets Fund's, one and fifty one-hundredths of one percent (1.50%) of the International Small Cap Fund's, and one and fifty one-hundredths (1.50%) of the Small Cap Opportunity Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Funds' shareholders. Any reductions made by the Manager in its fees are subject to reimbursement by the Funds within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager will generally seek reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

         Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.


         The Agreement was approved with respect to the Funds by the Board at duly called meetings. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reductions made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.


         As compensation for its investment management services, each of the following Funds paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreements may have instead been waived by the Manager, but may be subject to reimbursement by the respective Funds as discussed previously.

FUND                                       YEAR OR PERIOD ENDED DECEMBER 31,
                                              1997         1996     1995
                                              ----         ----     ----

Growth Fund*                              $         0   $       0   $  0
Emerging Markets Fund*                    $ 1,201,496   $  19,504     NA
International Small Cap Fund*             $         0   $       0     NA

FUND                                       YEAR OR PERIOD ENDED DECEMBER 31,
                                              1997       1996      1995
                                              ----       ----      ----

Small Cap Opportunities Fund*                  NA         NA        NA

* The Funds did not commence operations during fiscal year 1995. The Growth Fund had only an initial shareholder, and the Emerging Markets Fund and the International Small Cap Fund had no shares outstanding, during that year. The Emerging Markets Fund commenced operations on February 2, 1996, while the Growth Fund commenced operations on February 9, 1996, and the International Small Cap Fund commenced operations on September 30, 1996. The Small Cap Opportunities Fund commenced operations on June 30, 1997.

         The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

         The use of the name "Montgomery" by the Trust and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

         The Distributor. The Distributor may provide certain administrative services to the Funds on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

         The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Funds' assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians in accordance with delegation instructions approved by the Board pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

         In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, that Fund and its Board. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

         The Emerging Markets Fund and the International Small Cap Fund contemplate purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Funds, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.


         Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.


         While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research, and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Board reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

         Investment decisions for a Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold, and other factors deemed relevant by the Manager. In many cases, a Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

         The Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon.

         For each Fund, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         For the year ended December 31, 1997, the Funds' total securities transactions generated commissions of $888,899, of which $90 was paid to Montgomery Securities. For the year ended December 31, 1996, the Funds' total securities transactions generated commissions of $125,421, of which $9 was paid to Montgomery Securities. Throughout 1996 and through July 31, 1997, Montgomery Securities was affiliated with the Funds through its ownership of Montgomery Asset Management L.P., the former Manager of the Funds.

         The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

         Depending on the Manager's view of market conditions, a Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.


         When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Funds will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

         Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trusts have elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.



                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


         As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 P.M., eastern time, (or earlier when trading closes earlier) on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays, in addition to New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas, include, New Years Day, Good Friday, Columbus Day, Veteran's Day and Christmas. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.


         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

         The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities, mortgage-related securities and asset-backed securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield-to-maturity information.

         An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

         If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board. The Board periodically reviews such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

         All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.



                              PRINCIPAL UNDERWRITER

         The Distributor acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between each Fund and the Distributor is in effect for each Fund for the same periods as the Agreements, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the appropriate Board or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to each Fund may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Funds' shares.



                             PERFORMANCE INFORMATION

         As noted in the  Prospectus,  the Funds  may,  from time to time and in
accordance   with  applicable   law,  quote  various   performance   figures  in
advertisements and other communications to illustrate their past performance.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                 P(1 + T)n = ERV

         Where:   P       =      a hypothetical initial payment of $1,000.

                  T       =      average annual total return.

                  n       =      number of years.

                  ERV     =      Ending   Redeemable  Value  of  a  hypothetical
                                 $1,000  investment  made at the  beginning of a
                                 1-,  5- or  10-year  period  at the end of each
                                 respective   period  (or   fractional   portion
                                 thereof),    assuming   reinvestment   of   all
                                 dividends   and   distributions   and  complete
                                 redemption of the hypothetical investment at the end of the measuring period.

         Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

         Where:   P       =      a hypothetical initial payment of $1,000.

                  ERV     =      Ending   Redeemable  Value  of  a  hypothetical
                                 $1,000  investment  made at the  beginning of a
                                 l-, 5- or 10-year period at the end of a l-, 5-
                                 or  10-year  period  (or   fractional   portion
                                 thereof),    assuming   reinvestment   of   all
                                 dividends   and   distributions   and  complete
                                 redemption of the hypothetical investment at the end of the measuring period.

         Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         The average annual total return for each Fund for the periods indicated was as follows:


         FUND                                YEAR                 INCEPTION*
                                             ENDED                  THROUGH
                                        DECEMBER 31, 1997      DECEMBER 31, 1997
                                        -----------------      -----------------
Growth Fund                                  28.57%                 29.72%
International Small Cap Fund                 -5.10%                  1.41%
Emerging Markets Fund                        -0.58%                  3.18%
Small Cap Opportunities Fund**                 N/A                    N/A

* Total return for periods of less than one year are aggregate, not annualized, return figures. The dates of inception (i.e., start of operations) for the Funds were: Growth Fund, February 9, 1996; Emerging Markets Fund, February 2, 1996; and International Small Cap Fund, September 30, 1996.


** The Small Cap Opportunities Fund has not, as of the date of this Statement of Additional Information, commenced operations.

         Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to the following may be used in a discussion of a Fund's performance or the investment opportunities it may offer:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Lipper Mutual Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         c) Other indices--including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index--a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000, and IFC Emerging Markets Database.

         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

         The Funds may also publish their relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc., VARDS, and Morningstar, Inc.

         Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Funds' total return for any period should not be considered as a representation of what an investment may earn or what a investor's total return may be in any future period.


         Reasons to Invest in the Funds. From time to time the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, consensus estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope, and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports, and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies.


         Research. The Manager has developed its own tradition of intensive research and has made intensive research one of the important characteristics of the Montgomery Funds style

         The portfolio managers for the Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

         Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that may be used for the Funds.

         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy for analyzing the growth potential of U.S.
companies, often large, well-known companies.


         From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.

         Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (as of December 31, 1997, over $10 billion for retail and institutional investors) and total shareholders invested in the Funds (as of December 31, 1997, around 315,000).



                               GENERAL INFORMATION


         Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of the Trust have been assumed by the Emerging Markets Fund and the Growth Fund.
Expenses incurred in connection with the establishment and registration of shares of each of the other funds constituting Trusts as separate series of the Trusts have been assumed by each respective Fund. The expenses incurred in connection with the establishment and registration of shares of the Funds as separate series of the Trusts have been assumed by the respective Funds and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and will be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Funds' investment income.


         As noted above, Morgan Stanley Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' Transfer and Dividend Disbursing Agent.

         Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the independent auditors for the Funds.

         The  validity  of  shares  offered  hereby  will be  passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

         Among the Board's powers enumerated in the Agreement and Declaration of Trust is the authority to terminate the Trust or any series of the Trust or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.


         As of March 31, 1998, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:


NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER             NUMBER OF    PERCENT
                                                        SHARES OWNED  OF SHARES
                                                        ------------  ---------
Growth Fund

Great West Life & Annuity Insurance Co.                  625,998.016    67.59
Benefits Corp Equities, Inc.
8515 East Orchard Road
Englewood, CO 80111

Fortis Benefits Insurance Company                         97,516.842    10.53
500 Bielenberg Drive
Woodbury, Minnesota 55125

Providian Corporation                                     76,456.850     8.26
400 West Market Street
Louisville, Kentucky 40202

Canada Life Assurance Co.                                 75,513.620     8.15
Investment Division
300 university Ave
Toronto, Ontario M5G1R8


International Small Cap Fund

Great West Life & Annuity Insurance Co.                  350,528.168    99.90
Benefits Corp Equities, Inc.
8515 East Orchard Road
Englewood, CO 80111


Emerging Markets Fund

American Skandia Life Assurance Corporation            9,871,841.260    90.35
1 Corporate Drive
P.O. Box 883
Shelton, Connecticut 08484-0883




         As of March 31, 1998, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund.


         The Trust is registered with the SEC as a non-diversified management investment company, although each Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration

Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS

         Audited financial statements for the relevant periods ended December 31, 1997, for the Montgomery Variable Series: Growth Fund, Montgomery Variable
Series: Emerging Markets Fund and the Montgomery Variable Series: International Small Cap Fund, as contained in the Annual Report to Shareholders of such Funds for the fiscal year ended December 31, 1997 (the "Report"), are incorporated herein by reference to the Reports.

                                    APPENDIX

         Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").

Standard & Poor's Rating Group

Bond Ratings

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.


Moody's Investors Service, Inc.

Bond Ratings

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future.
                  Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.


Commercial Paper Ratings

                  The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


Fitch Investors Service, L.P.

Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD and D     Bonds  rated DDD,  DD and D are in actual  default of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+     Exceptionally  strong  credit  quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.


Duff & Phelps Credit Rating Co.

Bond Ratings

         AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

         BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

         B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

         CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

         DD       Defaulted  debt   obligations.   Issuer  has  failed  to  meet
                  scheduled principal and/or interest payments.

         Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Ratings

         Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

         Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

         Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.


                                      B-51